Income Taxes (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Current: [Abstract]
Current foreign	$ 751	$ 327	$ 337
Current state	360	381	431
Current federal	(353)	163	243
Total current	758	871	1,011
Deferred: [Abstract]
Deferred foreign	(14)	(69)	0
Provision for income taxes	$ 744	$ 802	$ 1,011